Leases - Summary of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 3,717
2025	1,099
Total lease payments	4,816
Less: imputed interest	(201)
Present value of lease liability	$ 4,615